Annual Fund Operating Expenses	Oct. 31, 2025
abrdn Funds | abrdn Dynamic Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Dynamic Dividend Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	0.15%	[1]
Net Expenses (as a percentage of Assets)	1.51%
abrdn Funds | abrdn Dynamic Dividend Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	0.15%	[1]
Net Expenses (as a percentage of Assets)	1.26%
abrdn Funds | abrdn Emerging Markets ex-China Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Emerging Markets ex-China Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.33%	[3]
Net Expenses (as a percentage of Assets)	1.27%	[4]
abrdn Funds | abrdn Emerging Markets ex-China Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	0.33%	[3]
Net Expenses (as a percentage of Assets)	1.60%	[4]
abrdn Funds | abrdn Emerging Markets ex-China Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	0.43%	[3]
Net Expenses (as a percentage of Assets)	0.90%	[4]
abrdn Funds | abrdn Emerging Markets ex-China Fund | Institutional Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	0.33%	[3]
Net Expenses (as a percentage of Assets)	0.96%	[4]
abrdn Funds | abrdn Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Emerging Markets Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	1.38%
abrdn Funds | abrdn Emerging Markets Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	0.17%	[5]
Net Expenses (as a percentage of Assets)	2.10%
abrdn Funds | abrdn Emerging Markets Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	1.78%
abrdn Funds | abrdn Emerging Markets Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.10%	[5]
Net Expenses (as a percentage of Assets)	1.10%
abrdn Funds | abrdn Emerging Markets Fund | Institutional Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	1.25%
abrdn Funds | abrdn Global Infrastructure Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Global Infrastructure Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	0.37%	[6]
Net Expenses (as a percentage of Assets)	1.24%	[7]
abrdn Funds | abrdn Global Infrastructure Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.36%	[6]
Net Expenses (as a percentage of Assets)	0.99%	[7]
abrdn Funds | abrdn High Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn High Income Opportunities Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.39%	[9]
Fee Waiver or Reimbursement	0.43%	[10]
Net Expenses (as a percentage of Assets)	0.96%	[9]
abrdn Funds | abrdn High Income Opportunities Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.06%	[9]
Fee Waiver or Reimbursement	0.35%	[10]
Net Expenses (as a percentage of Assets)	0.71%	[9]
abrdn Funds | abrdn Infrastructure Debt Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Infrastructure Debt Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.10%
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	0.81%	[11]
Net Expenses (as a percentage of Assets)	1.04%
abrdn Funds | abrdn Infrastructure Debt Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.08%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	0.92%	[11]
Net Expenses (as a percentage of Assets)	0.66%
abrdn Funds | abrdn Infrastructure Debt Fund | Institutional Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.81%	[11]
Net Expenses (as a percentage of Assets)	0.79%
abrdn Funds | abrdn Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Real Estate Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.59%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	0.40%	[12]
Net Expenses (as a percentage of Assets)	1.24%
abrdn Funds | abrdn Real Estate Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	0.39%	[12]
Net Expenses (as a percentage of Assets)	0.99%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	0.35%	[13]
Net Expenses (as a percentage of Assets)	0.92%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	0.25%	[13]
Net Expenses (as a percentage of Assets)	1.67%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.34%	[13]
Net Expenses (as a percentage of Assets)	0.67%
abrdn Funds | abrdn U.S. Small Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn U.S. Small Cap Equity Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	0.14%	[14]
Net Expenses (as a percentage of Assets)	1.35%	[15]
abrdn Funds | abrdn U.S. Small Cap Equity Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	0.26%	[14]
Net Expenses (as a percentage of Assets)	1.95%	[15]
abrdn Funds | abrdn U.S. Small Cap Equity Fund | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	0.14%	[14]
Net Expenses (as a percentage of Assets)	1.60%	[15]
abrdn Funds | abrdn U.S. Small Cap Equity Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.23%	[14]
Net Expenses (as a percentage of Assets)	0.95%	[15]
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Institutional Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	0.14%	[14]
Net Expenses (as a percentage of Assets)	1.11%	[15]
abrdn Funds | abrdn U.S. Sustainable Leaders Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	0.05%	[16]
Net Expenses (as a percentage of Assets)	1.19%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.11%	[16]
Net Expenses (as a percentage of Assets)	0.90%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Institutional Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.05%	[16]
Net Expenses (as a percentage of Assets)	0.96%
abrdn Funds | abrdn Ultra Short Municipal Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Funds | abrdn Ultra Short Municipal Income Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[17]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.14%	[18]
Net Expenses (as a percentage of Assets)	0.70%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | A1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[17]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.04%	[18]
Net Expenses (as a percentage of Assets)	0.70%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.12%	[18]
Net Expenses (as a percentage of Assets)	0.45%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%	[19]
Acquired Fund Fees and Expenses	0.02%	[20]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.48%	[21]
Net Expenses (as a percentage of Assets)	0.70%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[22]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.44%	[23]
Net Expenses (as a percentage of Assets)	0.65%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[24]
Acquired Fund Fees and Expenses	0.05%	[25]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	0.41%	[26]
Net Expenses (as a percentage of Assets)	0.70%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2028
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | AMUN
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[27]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.49%	[28]
Net Expenses (as a percentage of Assets)	0.25%

[1]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.25% for Class A shares and 1.50% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2027. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[2]
(3)	Management fees have been restated to reflect current fees as a result of a reduction in the Fund’s contractual management fee rate effective February 28, 2025.

[3]
(4)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“Acquired Fund Fees and Expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[4]
(5)	The Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements do not correlate to the Fund’s Ratio of Expenses to Average Net Assets included in the Fund’s Financial Highlights in the Fund’s prospectus as they have been restated to reflect the current expense limitation agreement effective February 28, 2025.

[5]
(4)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 1.10% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“Acquired Fund Fees and Expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[6]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.99% for Class A shares and 1.24% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2027. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[7]
(4)	Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements includes interest expenses, which are not subject to the Fund’s expense limitation agreement. Therefore, the Total Annual Fund Operating Expenses after Fee Limitations/Expense Reimbursements may be greater than the Fund’s expense limitation.

[8]
(3)	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

[9]
(4)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements do not correlate to the Fund’s Ratio of Expenses (Prior to Reimbursements) to Average Net Assets and Ratio of Expenses to Average Net Assets, respectively, included in the Fund’s Financial Highlights in the Fund’s prospectus, as those ratios do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

[10]
(5)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.70% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“Acquired Fund Fees and Expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[11]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“Acquired Fund Fees and Expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[12]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.99% for Class A shares and 1.24% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2027. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[13]
(4)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for Institutional Class shares, 1.65% for Class C shares and 0.65% for Class A shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2027. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[14]
(4)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.95% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“Acquired Fund Fees and Expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[15]
(5)	The Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements do not correlate to the Fund’s Ratio of Expenses to Average Net Assets included in the Fund’s Financial Highlights in the Fund’s prospectus as they have been restated to reflect the current expense limitation agreement effective February 28, 2025.

[16]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“Acquired Fund Fees and Expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[17]
(3)	Management fees have been restated to reflect current fees as a result of a reduction in the Fund’s contractual management fee rate effective October 17, 2025.

[18]
(4)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.70% for Class A shares, 0.70% for Class A1 shares and 0.45% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2027. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for affiliated investment vehicles managed by the Adviser), and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[19]
(1)	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

[20]
(2)	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

[21]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.70% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[22]
(1)	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

[23]
(2)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.65% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[24]
(1)	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

[25]
(2)	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

[26]
(3)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.70% for the Fund. This contractual limitation may not be terminated before February 28, 2028 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

[27]
(1)	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.

[28]
(2)	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.25% for the Fund. This contractual limitation may not be terminated before February 28, 2028 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets (“acquired fund fees and expenses” or “AFFE”) (but includes AFFE for other investment companies and pooled investment vehicles); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.